Share-Based Payments	12 Months Ended
Dec. 31, 2013
Share-Based Payments
19	SHARE-BASED PAYMENTS

Pre-IPO Option Scheme

On August 30, 2005, the Company’s Board of Directors (“Board”) and shareholders approved and adopted a share option plan, which was subsequently amended and restated on March 20, 2006 (the “Pre-IPO Option Scheme”). Under such scheme, the directors may, at their discretion, grant options to the directors and employees of the Group (each a “Grantee”) to subscribe for ordinary shares of the Company. The Pre-IPO Option Scheme shall be valid and effective for a period commencing on August 30, 2005 and ending on the day immediately prior to the listing date on which trading in the Company’s shares first commence on a stock exchange approved by the Board (the “Listing Date”).

On August 30, 2005, the Board granted 1,000,000 options with a grant-date fair value of approximately USD0.40 per option, or USD400 (RMB3,245) in aggregate, to certain directors, officers and employees to acquire ordinary shares of the Company. Each of these options allows the Grantee to acquire one ordinary share of the Company at an exercise price of USD0.075 per share. 25% of the options granted on August 30, 2005 vested immediately on the date of grant. The remaining 75% of the options vested over a three year period in twelve equal three-monthly installments.

On March 20, 2006, the Board granted 6,680,000 options with a grant-date fair value of approximately USD0.11 per option, or USD735 (RMB6,063) in aggregate, to certain directors, officers and employees to acquire ordinary shares of the Company. On September 1, 2006, the Board granted 1,000,000 options with a grant-date fair value of approximately USD0.14 per option, or USD140 (RMB1,144) in aggregate, to a senior officer to acquire ordinary shares of the Company. Each of the options granted in 2006 allowed the Grantee to acquire one ordinary share of the Company at an exercise price of USD0.75 per share. 25% of the options granted in 2006 vested immediately on the respective dates of the grant. The remaining 75% of the options vested over a four year period in eight equal six-monthly installments.

All of the share options under the Pre-IPO Scheme have been vested by the year ended December 31, 2011 and the Company did not have any unrecognized share-based compensation expense related to unvested options issued under the Pre-IPO Scheme for the year ended December 31, 2012 and 2013.

2007 Share Incentive Plan

On June 30, 2007, the Company’s shareholders adopted the 2007 Share Incentive Plan (the “2007 Plan”). The 2007 Plan authorizes the Company to issue up to 8,680,000 shares of the Company’s ordinary shares in the form of share options, share appreciation rights and other share-based awards to its employees, directors or consultants. Under the 2007 Plan, the exercise price of the option shall not be less than the fair market value of Company’s ordinary share on the date of grant.

On November 9, 2007, the Company granted 200,000 share options with a grant date fair value of approximately USD2.86 per option or USD573 (RMB4,250) in aggregate, to four newly appointed independent directors. The exercise price of such options is USD8.10 per share, which was equal to the IPO price of the Company’s ordinary shares. The share options vest and become exercisable in three equal annual installments on the first, second and third anniversaries of the date of grant. The share options shall expire on the tenth anniversary of the date of grant.

On January 5, 2009, the Company granted 600,000 share options with a grant date fair value of approximately USD0.78 per option or USD469 (RMB3,203) in aggregate, to a newly appointed senior management employee. The exercise price of such options is USD2.40 per share. The share options vest and become exercisable in three equal annual installments on the first, second and third anniversaries of the date of grant. The share options shall expire on the tenth anniversary of the date of grant.

On January 5, 2010, the Company granted 800,000 share options with a grant date fair value of approximately USD0.91 per option or USD728 (RMB4,976) in aggregate, to an executive officer. The exercise price of such options is USD3.725 per share. The options vest and become exercisable in four equal annual installments on the first, second, third and fourth anniversaries of the date of grant. The share options shall expire on the tenth anniversary of the date of grant.

On January 5, 2010, the Company granted 200,000 share options with a grant date fair value of approximately USD0.92 per option or USD184 (RMB1,256) in aggregate, to an executive officer. The exercise price of such options is USD3.725 per share. The options vest and become exercisable on the third anniversaries of the date of grant. The share options shall expire on the tenth anniversary of the date of grant.

On March 2, 2010, the Company granted an aggregate of 150,000 fully vested ordinary shares with a grant date fair value of USD3.63 per ordinary share or USD545 (RMB3,188) in aggregate, to its three independent directors. The grant of the shares to the independent directors was made in exchange for their forfeiture of 150,000 options granted in November 2007 (“modification”). In connection with the modification, the Company recorded incremental share-based compensation expense resulting from the modification amounting to RMB3,436 in general and administrative expenses for the year ended December 31, 2010.

On March 2, 2010, the Company granted 50,000 non-vested ordinary shares with a grant date fair value of USD3.49 per ordinary share or USD174 (RMB1,191) in aggregate, to an executive officer. The non-vested shares will vest in five equal installments on each of the first, second, third, fourth and fifth quarters after the date of grant.

The fair value of options granted under the 2007 Plan was estimated on the date of the grant using the Binomial option pricing model. The Binomial model takes into account variables such as volatility, dividend yield rate, and risk free interest rate. In addition, the Binomial model considers the contractual term of the option, the probability that the option will be exercised prior to the end of its contractual life, and the probability of termination or retirement of the option holder in computing the value of the option.

The fair value of the above share options granted under the 2007 Plan was estimated based on following assumptions at the date of grant:

	Share options granted on November 9, 2007	Share options granted on January 5, 2009	Share options granted on January 5, 2010

Expected dividend yield	1.67%	2.54%	6.43%
Expected volatility	40.74%	41.76%	35.67%
Risk-free interest rate	4.23%	2.54%	3.86%
Option life (in years)	10	10	10
Forfeiture rate	0	0	0
Suboptimal exercise factor	1.5	1.5	1.5

For share options granted on November 9, 2007 and January 5, 2009, since the Company’s ordinary shares have a limited trading history, the Company estimated the volatility of its ordinary shares at the date of grant based on the historical volatility of four comparable companies in the drugstore industry for a period equal to the option life for the share options. The suboptimal exercise factors applied in the valuations of share options granted were estimated based on the early exercise behavior of employees with share options. The risk-free rates applied in the valuations of the share options were based on the 10-year U.S. Treasury yield curve rates as of the grant dates on November 9, 2007 and January 5, 2009, respectively.

For share options granted during 2010, the Company estimated the historical volatility of its ordinary shares at the date of grant based on the historical volatility of the Company from the date the Company was listed to the valuation date and the historical volatility of the other four comparable companies in the drugstore industry for a period equal to the option life for the share options. The risk-free rate applied in the valuations of the share options was based on the 10-year U.S. Treasury yield curve rates as of the grant date in 2010. The suboptimal exercise factors applied in the valuations of share options granted were estimated based on the early exercise behavior of employees with share options.

The fair value of the fully vested and non-vested ordinary shares granted to the employee was determined by management based on the closing trading stock price of the Company on the date of grant.

In connection with the share options and ordinary shares granted under the 2007 Plan during the years ended December 31, 2009 and 2010, the Company recorded share-based compensation expense of RMB5,712 in general and administrative expenses for years ended December 31, 2010. During the year ended December 31, 2010, 600,000 unvested share options granted to an executive officer were forfeited. No share-based compensation costs was recognized in previous years for these unvested share options. During the year ended December 31, 2011, 600,000 unvested share options granted to an executive officer were forfeited. Consequently, the corresponding share-based compensation costs recognized in previous year for the unvested share options were reversed and an amount of RMB1,195 was credited to general and administrative expenses for the year ended December 31, 2011. All share options and ordinary shares granted under 2007 Plan were vested or forfeited before December 31, 2011. No share-based compensation expense was recognized or reversed during the year ended December 31, 2012 and 2013.

A summary of the Company’s option activities for the years ended December 31, 2011, 2012 and 2013 is presented below:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value (USD millions)

Outstanding as of January 1, 2011	1,339,750	USD 2.51
Exercised	(119,644)	USD 0.71
Forfeited	(610,356)	USD 3.67

Outstanding as of December 31, 2011	609,750	USD 1.71
Exercised	(368,160)	USD 0.72
Forfeited	(241,590)	USD 3.21

Outstanding as of December 31, 2012	—	—
Exercised	—	—
Forfeited	—	—

Outstanding as of December 31, 2013	—	—	—	—

Exercisable as of December 31, 2013	—	—	—	—

The total intrinsic value of share options exercised during the years ended December 31, 2011 and 2012 was USD98 and USD122, respectively. The intrinsic value is calculated as the difference between the market value of shares on the date of exercise and the exercise price of the shares.